Document and Entity Information (USD $)	3 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	PROTEONOMIX, INC.
Document Type	10-Q
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Entity Central Index Key	0001469559
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	7,060,556
Entity Public Float	$ 5,789,656
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3